Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (55,467,000)
Stockholders' Equity Attributable to Parent, Adjusted Balance	ppdi_StockholdersEquityAttributabletoParentAdjustedBalance	(1,547,147,000)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	us-gaap_TemporaryEquityCarryingAmountIncludingPortionAttributableToNoncontrollingInterests	21,733,000
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(55,467,000)
Stockholders' Equity Attributable to Parent, Adjusted Balance	ppdi_StockholdersEquityAttributabletoParentAdjustedBalance	(1,337,582,000)
Treasury Stock [Member]
Stockholders' Equity Attributable to Parent, Adjusted Balance	ppdi_StockholdersEquityAttributabletoParentAdjustedBalance	$ 0
Shares, Outstanding	us-gaap_SharesOutstanding	0
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent, Adjusted Balance	ppdi_StockholdersEquityAttributabletoParentAdjustedBalance	$ 22,018,000
Common Stock [Member]
Stockholders' Equity Attributable to Parent, Adjusted Balance	ppdi_StockholdersEquityAttributabletoParentAdjustedBalance	$ 2,794,000
Shares, Outstanding	us-gaap_SharesOutstanding	279,443,000
AOCI Attributable to Parent [Member]
Stockholders' Equity Attributable to Parent, Adjusted Balance	ppdi_StockholdersEquityAttributabletoParentAdjustedBalance	$ (234,377,000)